Goodwill, Deferred Leasing Costs and Other Intangibles - Goodwill, Intangible Assets and Liabilities Acquired (Details) - USD ($) $ in Thousands	1 Months Ended	3 Months Ended					12 Months Ended
	Jun. 30, 2018	Mar. 31, 2019	Dec. 31, 2018	Sep. 30, 2018	Mar. 31, 2018	Dec. 31, 2017	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Deferred Leasing Costs and Intangible Assets
Deferred leasing and other intangible assets, carrying amount		$ 614,727	$ 648,999			$ 931,887	$ 648,999	$ 931,887
Deferred leasing and other intangible assets, accumulated amortization		(218,669)	(203,069)			(167,887)	(203,069)	(167,887)
Deferred leasing and other intangible assets, net carrying amount		396,058	445,930			764,000	445,930	764,000
Intangible Liabilities
Below-market lease values, carrying amount		175,673	176,013			191,062	176,013	191,062
Below-market lease values, accumulated amortization		(47,346)	(42,895)			(24,563)	(42,895)	(24,563)
Below-market lease values		128,327	133,118			166,499	133,118	166,499
Above-market ground lease obligations, carrying amount		0	15,909			13,246	15,909	13,246
Above-market ground lease obligations, accumulated amortization		0	(1,557)			(698)	(1,557)	(698)
Above-market ground lease obligations		0	14,352			12,548	14,352	12,548
Intangible liabilities, carrying amount		175,673	191,922			204,308	191,922	204,308
Intangible liabilities, accumulated amortization		(47,346)	(44,452)			(25,261)	(44,452)	(25,261)
Total intangible liabilities		128,327	147,470			179,047	147,470	179,047
Impairment loss		25,622			$ 153,398		588,223	104,360	$ 11,717
Impairment loss		25,622			153,398		587,275	420,316	11,310
In-place lease values
Deferred Leasing Costs and Intangible Assets
Deferred leasing and other intangible assets, carrying amount		168,570	170,869			162,804	170,869	162,804
Deferred leasing and other intangible assets, accumulated amortization		(61,842)	(55,103)			(54,646)	(55,103)	(54,646)
Deferred leasing and other intangible assets, net carrying amount		106,728	115,766			108,158	115,766	108,158
Above-market lease values
Deferred Leasing Costs and Intangible Assets
Deferred leasing and other intangible assets, carrying amount		111,862	111,903			146,402	111,903	146,402
Deferred leasing and other intangible assets, accumulated amortization		(32,327)	(29,497)			(20,675)	(29,497)	(20,675)
Deferred leasing and other intangible assets, net carrying amount		79,535	82,406			125,727	82,406	125,727
Below-market ground lease obligations
Deferred Leasing Costs and Intangible Assets
Deferred leasing and other intangible assets, carrying amount		0	16,258			29,625	16,258	29,625
Deferred leasing and other intangible assets, accumulated amortization		0	(984)			(316)	(984)	(316)
Deferred leasing and other intangible assets, net carrying amount		0	15,274			29,309	15,274	29,309
Deferred leasing costs
Deferred Leasing Costs and Intangible Assets
Deferred leasing and other intangible assets, carrying amount		18,973	17,154			43,599	17,154	43,599
Deferred leasing and other intangible assets, accumulated amortization		(4,862)	(4,465)			(6,127)	(4,465)	(6,127)
Deferred leasing and other intangible assets, net carrying amount		14,111	12,689			37,472	12,689	37,472
Lease incentives
Deferred Leasing Costs and Intangible Assets
Deferred leasing and other intangible assets, carrying amount		14,169	14,169			14,169	14,169	14,169
Deferred leasing and other intangible assets, accumulated amortization		(1,385)	(1,134)			(136)	(1,134)	(136)
Deferred leasing and other intangible assets, net carrying amount		12,784	13,035			14,033	13,035	14,033
Trade name
Deferred Leasing Costs and Intangible Assets
Deferred leasing and other intangible assets, carrying amount		15,500	15,500			79,700	15,500	79,700
Deferred leasing and other intangible assets, accumulated amortization		0	0			(3,131)	0	(3,131)
Deferred leasing and other intangible assets, net carrying amount		15,500	15,500			76,569	$ 15,500	76,569
Intangible Liabilities
Useful life of finite-lived intangible assets							20 years
Impairment loss	$ 59,500						$ 59,464	0	0
Investment management contracts
Deferred Leasing Costs and Intangible Assets
Deferred leasing and other intangible assets, carrying amount		194,698	194,698			342,127	194,698	342,127
Deferred leasing and other intangible assets, accumulated amortization		(100,445)	(92,618)			(70,394)	(92,618)	(70,394)
Deferred leasing and other intangible assets, net carrying amount		94,253	102,080			271,733	102,080	271,733
Intangible Liabilities
Impairment loss		0			140,429		147,429	59,073	320
Customer relationships
Deferred Leasing Costs and Intangible Assets
Deferred leasing and other intangible assets, carrying amount		49,291	49,291			59,400	49,291	59,400
Deferred leasing and other intangible assets, accumulated amortization		(15,863)	(15,027)			(10,421)	(15,027)	(10,421)
Deferred leasing and other intangible assets, net carrying amount		33,428	34,264			48,979	34,264	48,979
Intangible Liabilities
Impairment loss			10,100				10,109	0	$ 0
Other
Deferred Leasing Costs and Intangible Assets
Deferred leasing and other intangible assets, carrying amount		41,664	59,157			54,061	59,157	54,061
Deferred leasing and other intangible assets, accumulated amortization		(1,945)	(4,241)			(2,041)	(4,241)	(2,041)
Deferred leasing and other intangible assets, net carrying amount		$ 39,719	$ 54,916			52,020	$ 54,916	$ 52,020
NorthStar I And NorthStar II | Investment management contracts
Intangible Liabilities
Write-off of intangible assets					139,000
NorthStar RXR NY Metro | Investment management contracts
Intangible Liabilities
Write-off of intangible assets				$ 7,000	$ 1,400
Estimated future cash flows, discount rate				10.00%			10.00%
Investment management contracts | Nonrecurring | NorthStar RXR NY Metro
Intangible Liabilities
Impairment loss						$ 3,700
Investment management contracts | Nonrecurring | NorthStar RXR NY Metro | Discount rate
Intangible Liabilities
Discount rate						9.00%
Investment management contracts | Nonrecurring | NorthStar Healthcare
Intangible Liabilities
Impairment loss						$ 55,300